Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of
	December 31,	December 31,
	2025	2024
Prepaid expenses and other current assets
Prepaid expenses	$41,011	$-
Other receivables	60,333	-
Total	$101,344	$-